GOODWILL - Carrying amount (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Goodwill [Roll Forward]
Goodwill, Beginning Balance	¥ 572,216	$ 81,826	¥ 575,427
Addition	0	0	0
Disposal	0	0	(3,211)
Impairment	0	0	0	$ 0	¥ 0
Goodwill, Ending Balance	¥ 572,216	$ 81,826	¥ 572,216	$ 81,826	¥ 575,427